Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Jan. 31, 2026	Jan. 31, 2025
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 1.0	$ 1.1
Allowance for credit loss	$ 0.0	$ 1.0
Common stock, par value (in dollars per share)	$ 0	$ 0
Common stock, authorized (in shares)	300,000,000	300,000,000
Common stock, issued (in shares)	75,917,304	72,642,930
Common stock, outstanding (in shares)	73,078,376	72,057,202
Treasury stock (in shares)	2,838,928	585,728